Investments in Associates (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of associates [line items]
Summary of Changes in Carrying Amount of Associate
The following table summarizes the changes in the carrying amount of the Company’s investments in associates:

In $000s	Hod Maden Interest	Entrée Resources Ltd.	Sandbox Royalties Corp.	Horizon Copper Corp.	Total Investments in Associates

At December 31, 2020	$96,666	$16,240	$-	$-	$112,906

Capital investment	672	6,220	-	-	6,892

Company’s share of net loss of associate	(253)	(690)	-	-	(943)

Currency translation adjustments	(33,772)	(494)	-	-	(34,266)

At December 31, 2021	$63,313	$21,276	$-	$-	$84,589

Acquisition (disposal) of investment in associate	(52,645)	(20,633)	18,647	10,687	(43,944)

Capital investment	3,818	-	-	-	3,818

Company’s share of net loss of associate	(745)	(478)	(307)	(2,124)	(3,654)

Currency translation adjustments	(13,741)	(165)	(62)	424	(13,544)

At December 31, 2022	$-	$-	$18,278	$8,987	$27,265

Sandbox Royalties Corp [Member]
Disclosure of associates [line items]
Summarized Financial Information of Associate
Summarized financial information for the Company’s interest in Sandbox Royalties Corp., which is incorporated in Canada, on a 100% basis and reflecting adjustments made by the Company, including fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies is as follows:

In $000s	Year Ended December 31, 2022

Revenue	$355

Depletion	(267)

Administration expenses	(272)

Other (expense) income	(1,341)

Total net loss	$(1,525)

Company’s share of net loss of associate	$(307)

In $000s	As at December 31, 2022

Current Assets	$6,615

Non-current Assets	71,993

Total Assets	$78,608

Current Liabilities	86

Non-current Liabilities	15,975

Total Liabilities	$16,061

Net Assets	$62,547

Company’s share of net assets of associate	12,600

Adjustments to Sandstorm’s share of net assets	5,678

Carrying amount of investment in associate	$18,278

Horizon Copper Corp [Member]
Disclosure of associates [line items]
Summarized Financial Information of Associate
Summarized financial
information for the Company’s interest in Horizon Copper Corp., which is incorporated in Canada, on a 100% basis and reflecting adjustments made by the Company, including fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies is as follows:

In $000s	Year Ended December 31, 2022

Revenue	$-

Administration expenses	(666)

Other (expense) income	(5,582)

Total net loss	$(6,248)

Company’s share of net loss of associate	$(2,124)

In $000s	As at December 31, 2022

Current Assets	$41,360

Non-current Assets	259,523

Total Assets	$300,883

Current Liabilities	141

Non-current Liabilities	271,163

Total Liabilities	$271,304

Net Assets	$29,579

Company’s share of net assets of associate	10,057

Adjustments to Sandstorm’s share of net assets	(1,070)

Carrying amount of investment in associate	$8,987